MUTUAL OF AMERICA
                             SEPARATE ACCOUNT NO. 3
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 2004

This report is not to be construed as an offering for sale of any Variable Product. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                               MUTUAL OF AMERICA

                             Separate Account No. 3
                               Semi-Annual Report
                                 June 30, 2004

Dear Policyowner:

      We are pleased to send you the 2004 Semi-Annual Report of Mutual of America's Separate Account No. 3. This Account, which commenced operations April 3, 2000, is an investment vehicle for owners of our Variable Universal Life policies. Separate Account No. 3 consists of 20 distinct funds. Each invests in shares of one of 12 funds of Mutual of America Investment Corporation ("Investment Company"): the Money Market, All America, Equity Index, Mid-Cap Equity Index, Bond, Short-Term Bond, Mid-Term Bond, Composite, Aggressive Equity, Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds; three portfolios of Scudder Variable Series I (formerly, Scudder Variable Life Investment Fund) ("Scudder"): the Bond, Capital Growth and International Portfolios; the VP Capital Appreciation Fund of American Century Variable Portfolios, Inc. ("American Century"); the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert"); the Equity-Income, Contrafund and Asset Manager Portfolios of Fidelity Investments Variable Insurance Products Funds ("Fidelity VIP").

      Each of the Funds of Separate Account No. 3 owns shares in a similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP. The investment results of each of the Funds of Separate Account No. 3 are based on the performance of the corresponding funds or portfolios of the Investment Company, Scudder, American Century, Calvert and Fidelity VIP.

      The investment objectives and primary investments of the funds and portfolios in which the Separate Account Funds invest are summarized as follows:

      Investment Company Money Market Fund: This Fund seeks to realize current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital through investments in money market instruments and other short-term debt securities.

      Investment Company All America Fund: This Fund seeks to outperform the Standard & Poor's Composite Index of 500 Stocks (the "S&P 500 Index") by investing in a diversified portfolio of primarily common stocks. The Fund invests approximately 60% of its assets (the "Indexed Assets") to provide investment results that correspond to the performance of the S&P 500 Index. The remaining approximately 40% of its assets (the "Active Assets") seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market. ("Standard & Poor's", "S&P" and "S&P 500" are trademarks of The McGraw-Hill Companies, Inc.)

      Investment   Company  Equity  Index  Fund:  This  Fund  seeks  to  provide investment results that correspond to the performance of the S&P 500 Index by investing primarily in the common stocks that comprise the S&P 500 Index.

      Investment Company Mid-Cap Equity Index Fund: This Fund seeks to provide investment results that correspond to the performance of the S&P MidCap 400 Index by investing primarily in the common stocks that comprise the S&P MidCap 400 Index. ("S&P MidCap 400" is a trademark of The McGraw-Hill Companies, Inc.)

      Investment Company Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities.

      Investment Company Short-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities and money market instruments. The average maturity of the Fund is between one and three years.

      Investment Company Mid-Term Bond Fund: This Fund seeks to provide as high a level of current income over time as is believed consistent with prudent investment risk, with preservation of capital a secondary objective, by investing primarily in publicly-traded, investment grade debt securities. The average maturity of the Fund is between three and seven years.

      Investment Company Composite Fund: This Fund seeks to achieve as high a total rate of return, through both appreciation of capital and current income, as is believed consistent with prudent investment risk, by investing in a diversified portfolio of publicly-traded common stocks, bonds and money market instruments.

      Investment Company Aggressive Equity Fund: This Fund's investment objective is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are believed to be undervalued in the marketplace.

      Investment Company Conservative Allocation Fund: This Fund's investment objective is current income and, to a lesser extent, capital appreciation. The Fund invests primarily in fixed income funds of the Investment Company and, to a lesser extent, in an equity fund of the Investment Company.

      Investment Company Moderate Allocation Fund: This Fund's investment objective is current income and capital appreciation. The Fund invests in both fixed income and equity funds of the Investment Company in approximately equal amounts.

      Investment Company Aggressive Allocation Fund: This Fund's investment objective is capital appreciation and, to a lesser extent, current income. The Fund invests primarily in equity funds of the Investment Company and, to a lesser extent, in a fixed income fund of the Investment Company.

      Scudder Bond Portfolio: This Portfolio seeks a high level of income consistent with a high quality portfolio of primarily investment grade debt securities.

      Scudder Capital Growth Portfolio: This Portfolio seeks to maximize long-term capital growth through a broad and flexible investment program.

      Scudder International Portfolio: This Portfolio seeks long-term growth of capital primarily through a diversified portfolio of foreign equity securities.

      American Century VP Capital Appreciation Fund: This Fund seeks capital growth by investing primarily in common stocks of companies whose earnings and revenues are growing at accelerating rates.

      Calvert Social Balanced Portfolio: This Portfolio seeks a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds and money market instruments that offer income and growth opportunity and satisfy the investment and social concern criteria established for the Portfolio.

      Fidelity VIP Equity-Income Portfolio: This Portfolio seeks reasonable income by investing primarily in income-producing equity securities, while considering the potential for capital appreciation.

      Fidelity VIP Contrafund Portfolio: This Portfolio seeks capital appreciation over the long term by investing primarily in common stocks of companies whose value, the Portfolio's adviser believes, is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known.

      Fidelity VIP Asset Manager Portfolio: This Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term/money market instruments, with an expected "neutral mix" over the long term of 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.

      For the six months ended June 30, 2004, the following total returns were experienced in these twenty Separate Account Funds:

      Investment Company Money Market Fund(1) .................      +0.1%
      Investment Company All America Fund .....................      +0.8%
      Investment Company Equity Index Fund ....................      +2.9%
      Investment Company Mid-Cap Equity Index Fund ............      +5.5%
      Investment Company Bond Fund ............................      +0.1%
      Investment Company Short-Term Bond Fund .................      +0.1%
      Investment Company Mid-Term Bond Fund ...................      -0.9%
      Investment Company Composite Fund .......................      +0.5%
      Investment Company Aggressive Equity Fund ...............      -5.4%
      Investment Company Conservative Allocation Fund .........      +0.2%
      Investment Company Moderate Allocation Fund .............      +1.9%
      Investment Company Aggressive Allocation Fund ...........      +1.9%
      Scudder Bond Fund .......................................      +0.1%
      Scudder Capital Growth Fund .............................      +3.1%
      Scudder International Fund ..............................      +1.7%
      American Century VP Capital Appreciation Fund ...........      +2.8%
      Calvert Social Balanced Fund ............................      +2.1%
      Fidelity VIP Equity-Income Fund .........................      +3.1%
      Fidelity VIP II Contrafund ..............................      +5.9%
      Fidelity VIP II Asset Manager Fund ......................      +0.9%
      ----------
      (1) The seven-day net annualized effective yield as of 8/17/04 was 0.5% and is not necessarily indicative of future actual yields.

      Total return is equal to the changes in the value of a unit of participation in a Fund from the beginning to the end of the specified period. It reflects investment income earned and reinvested plus the changes in the market value (whether realized or unrealized) of the securities in the respective fund or portfolio of the Investment Company, Scudder, American Century, Calvert or Fidelity during the indicated period. Results are net of all asset-based expense charges based upon a hypothetical $1,000 invested at the beginning of the period. Deductions assessed through the redemption of units (such as for the cost of insurance and the monthly service charge), however, are not reflected in the above results. Inclusion of such charges would result in a reduction in the total returns. Returns are not guaranteed and are not necessarily indicative of the future investment performance of the particular Fund. Withdrawals and contributions made within a period would experience different rates of return based on the respective unit values on the dates of such transactions.

      This report includes financial statements for each fund of Separate Account No. 3. Accompanying this report are the financial statements for each similarly named fund of the Investment Company, portfolio of Scudder, fund of American Century, portfolio of Calvert and portfolios of Fidelity VIP.

      Total Return Separate Account Performance Notes for extended time periods and additional services are available by calling 1-800-468-3785.

      I hope you will find this report helpful and informative.

                                        Sincerely,

                                        /s/ Manfred Altstadt
                                        --------------------
                                        Manfred Altstadt
                                        Senior Executive Vice President
                                        and Chief Financial Officer,
                                        Mutual of America Life Insurance Company

                                    CONTENTS

                                                                            Page
                                                                            ----
Semi-Annual Report of Mutual of America Separate Account No. 3 ...........    1
    Statement of Assets and Liabilities ..................................    5
    Statement of Operations ..............................................    7
    Statements of Changes in Net Assets ..................................    9
    Financial Highlights .................................................   13
    Notes to Financial Statements ........................................   18

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2004 (Unaudited)

                                                                                       Investment Company
                                                          --------------------------------------------------------------------------
                                                            Money        All        Equity       Mid-Cap
                                                            Market      America       Index    Equity Index     Bond      Short-Term
                                                             Fund        Fund         Fund         Fund         Fund       Bond Fund
                                                          ---------   ---------    ---------    ---------    ---------    ----------
Assets:
Investments in Mutual of America
    Investment Corporation at market value
    (Cost:
    Money Market Fund -- $15,339
    All America Fund -- $981,012
    Equity Index Fund -- $944,453
    Mid-Cap Equity Index Fund -- $564,615
    Bond Fund -- $50,246
    Short-Term Bond Fund -- $5,689)
    (Notes 1 and 2) ...................................   $  15,129   $ 771,771    $ 798,525    $ 652,291    $  49,132    $   5,638
Due From (To) General Account .........................          32      (1,167)      (1,059)          30           25           --
                                                          ---------   ---------    ---------    ---------    ---------    ---------
Net Assets ............................................   $  15,161   $ 770,604    $ 797,466    $ 652,321    $  49,157    $   5,638
                                                          =========   =========    =========    =========    =========    =========
Unit Value at June 30, 2004 ...........................   $    2.30   $    7.91    $    2.70    $    1.49    $    4.00    $    1.53
                                                          =========   =========    =========    =========    =========    =========
Number of Units
  Outstanding at June 30, 2004 ........................       6,590      97,424      295,348      437,447       12,289        3,687
                                                          =========   =========    =========    =========    =========    =========

                                                                                       Investment Company
                                                          --------------------------------------------------------------------------
                                                                                                Conserv-
                                                                                  Aggressive      ative     Moderate     Aggressive
                                                          Mid-Term    Composite     Equity     Allocation  Allocation    Allocation
                                                          Bond Fund     Fund         Fund         Fund        Fund          Fund
                                                          ---------   ---------    ---------   ----------  -----------   ----------
Assets:
Investments in Mutual of America
    Investment Corporation at  market value
    (Cost:
    Mid-Term Bond Fund -- $33,650
    Composite Fund -- $237,208
    Aggressive Equity Fund -- $684,241
    Conservative Allocation Fund -- $309
    Moderate Allocation Fund -- $601
    Aggressive Allocation Fund -- $4,985)
    (Notes 1 and 2) ...................................   $  33,399   $ 212,838    $ 583,500    $     307    $     619    $   5,332
Due From (To) General Account .........................           1         118         (823)          (2)         (31)          31
                                                          ---------   ---------    ---------    ---------    ---------    ---------
Net Assets ............................................   $  33,400   $ 212,956    $ 582,677    $     305    $     588    $   5,363
                                                          =========   =========    =========    =========    =========    =========
Unit Value at June 30, 2004 ...........................   $    1.65   $    5.26    $    2.55    $    1.05    $    1.13    $    1.21
                                                          =========   =========    =========    =========    =========    =========
Number of Units Outstanding at
    June 30, 2004 .....................................      20,232      40,502      228,877          291          519        4,437
                                                          =========   =========    =========    =========    =========    =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENT OF ASSETS AND LIABILITIES
                           June 30, 2004 (Unaudited)

                                                                                                                         American
                                                                                    Scudder                               Century
                                                                --------------------------------------------------      ------------
                                                                                     Capital                             VP Capital
                                                                   Bond              Growth          International      Appreciation
                                                                   Fund               Fund               Fund                Fund
                                                                -----------        -----------       -------------      ------------
Assets:
Investments in Scudder Portfolios and
    American Century VP Capital Appreciation
    Fund at market value
    (Cost:
    Scudder Bond Fund -- $19,935
    Scudder Capital Growth Fund -- $1,452,779
    Scudder International Fund -- $340,862
    American Century VP Capital
      Appreciation Fund-- $223,942)
    (Notes 1 and 2) .....................................       $    20,005        $ 1,051,516        $   233,416        $   132,499
Due From (To) General Account ...........................              (411)              (286)               (75)               456
                                                                -----------        -----------        -----------        -----------
Net Assets ..............................................       $    19,594        $ 1,051,230        $   233,341        $   132,955
                                                                ===========        ===========        ===========        ===========
Unit Value at June 30, 2004 .............................       $     16.23        $     31.25        $     14.29        $     12.94
                                                                ===========        ===========        ===========        ===========
Number of Units Outstanding at
    June 30, 2004 .......................................             1,207             33,641             16,327             10,274
                                                                ===========        ===========        ===========        ===========

                                                                  Calvert                              Fidelity
                                                                -----------      ---------------------------------------------------
                                                                  Social              VIP               VIP II             VIP II
                                                                 Balanced        Equity-Income          Contra         Asset Manager
                                                                   Fund              Fund                Fund              Fund
                                                                -----------      -------------        -----------      -------------
Assets:
Investments in Calvert Social Balance
    Portfolio and Fidelity Portfolios
    at market value
    (Cost:
    Calvert Social Balanced Fund -- $74,405
    VIP Equity-Income Fund -- $294,831
    VIP II Contra Fund -- $672,951
    VIP II Asset Manager Fund -- $186,459)
    (Notes 1 and 2) .....................................       $    67,619        $   304,037        $   720,015        $   180,661
Due From (To) General Account ...........................                29                985                918                757
                                                                -----------        -----------        -----------        -----------
Net Assets ..............................................       $    67,648        $   305,022        $   720,933        $   181,418
                                                                ===========        ===========        ===========        ===========
Unit Value at June 30, 2004 .............................       $      3.13        $     35.83        $     31.41        $     25.56
                                                                ===========        ===========        ===========        ===========
Number of Units Outstanding at
    June 30, 2004 .......................................            21,595              8,514             22,954              7,097
                                                                ===========        ===========        ===========        ===========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                       Investment Company
                                                          --------------------------------------------------------------------------
                                                            Money        All        Equity       Mid-Cap
                                                            Market      America       Index    Equity Index     Bond      Short-Term
                                                             Fund        Fund         Fund         Fund         Fund       Bond Fund
                                                          ---------   ---------    ---------    ---------    ---------    ----------
Investment Income and Expenses:
Income (Notes 1):
    Dividend Income ..................................    $     --     $     --     $     --     $     --     $     --     $     --
Expenses (Note 3):
    Fees and administrative expenses .................         203        4,975        4,594        2,819          592           54
                                                          --------     --------     --------     --------     --------     --------
Net Investment Income (Loss) .........................        (203)      (4,975)      (4,594)      (2,819)        (592)         (54)
                                                          --------     --------     --------     --------     --------     --------
Net Realized and Unrealized
    Gain (Loss) on Investments (Note 1):
    Net realized gain (loss) on investments ..........         (36)     (26,161)      (4,642)       1,443         (151)          (3)
    Net unrealized appreciation
      (depreciation) of investments ..................          93       34,036       30,224       32,361          534           31
                                                          --------     --------     --------     --------     --------     --------
Net Realized and Unrealized
    Gain (Loss) on Investments .......................          57        7,875       25,582       33,804          383           28
                                                          --------     --------     --------     --------     --------     --------
Net Increase (Decrease) in Net Assets
    Resulting From Operations ........................    $   (146)    $  2,900     $ 20,988     $ 30,985     $   (209)    $    (26)
                                                          ========     ========     ========     ========     ========     ========

                                                                                       Investment Company
                                                          --------------------------------------------------------------------------
                                                                                                Conserv-
                                                                                  Aggressive      ative     Moderate     Aggressive
                                                          Mid-Term    Composite     Equity     Allocation  Allocation    Allocation
                                                          Bond Fund     Fund         Fund         Fund        Fund          Fund
                                                          ---------   ---------    ---------   ----------  -----------   ----------
Investment Income and Expenses:
Income (Notes 1):
    Dividend Income ...................................    $     --     $     --     $     --     $     --    $     --     $     --
Expenses (Note 3):
    Fees and administrative expenses ..................         275        1,925        3,327           --          --           51
                                                           --------     --------     --------     --------    --------     --------
Net Investment Income (Loss) ..........................        (275)      (1,925)      (3,327)          --          --          (51)
                                                           --------     --------     --------     --------    --------     --------
Net Realized and Unrealized
    Gain (Loss) on Investments (Note 1):
    Net realized gain (loss) on investments ...........          41       (4,034)      (3,953)          --           1          434
    Net unrealized appreciation
      (depreciation) of investments ...................        (167)       5,611      (26,467)           5           8         (181)
                                                           --------     --------     --------     --------    --------     --------
Net Realized and Unrealized
    Gain (Loss) on Investments ........................        (126)       1,577      (30,420)           5           9          253
                                                           --------     --------     --------     --------    --------     --------
Net Increase (Decrease) in Net Assets
    Resulting From Operations .........................    $   (401)    $   (348)    $(33,747)    $      5    $      9     $    202
                                                           ========     ========     ========     ========    ========     ========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                            STATEMENT OF OPERATIONS
               For the Six Months Ended June 30, 2004 (Unaudited)

                                                                                                                         American
                                                                                    Scudder                               Century
                                                                --------------------------------------------------      ------------
                                                                                     Capital                             VP Capital
                                                                   Bond              Growth          International      Appreciation
                                                                   Fund               Fund               Fund                Fund
                                                                -----------        -----------       -------------      ------------
MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

Investment Income and Expenses:
Income (Notes 1):
    Dividend Income .......................................       $    803           $  5,497          $  3,023           $     --
Expenses (Note 3):
    Fees and administrative expenses ......................            243              4,632             1,073                639
                                                                  --------           --------          --------           --------
Net Investment Income (Loss) ..............................            560                865             1,950               (639)
                                                                  --------           --------          --------           --------
Net Realized and Unrealized
    Gain (Loss) on Investments (Note 1):
    Net realized gain (loss) on investments ...............             (1)            (2,905)           (1,147)                --
    Net unrealized appreciation
      (depreciation) of investments .......................           (724)            32,182             2,463              3,919
                                                                  --------           --------          --------           --------
Net Realized and Unrealized
    Gain (Loss) on Investments ............................           (725)            29,277             1,316              3,919
                                                                  --------           --------          --------           --------
Net Increase (Decrease) in Net Assets
    Resulting From Operations .............................       $   (165)          $ 30,142          $  3,266           $  3,280
                                                                  ========           ========          ========           ========

                                                                  Calvert                              Fidelity
                                                                -----------      ---------------------------------------------------
                                                                  Social              VIP               VIP II             VIP II
                                                                 Balanced        Equity-Income          Contra         Asset Manager
                                                                   Fund              Fund                Fund              Fund
                                                                -----------      -------------        -----------      -------------
Investment Income and Expenses:
Income (Notes 1):
    Dividend Income .....................................         $     --          $  5,590           $  2,317          $  4,887
Expenses (Note 3):
    Fees and administrative expenses ....................              558             2,626              3,659             1,356
                                                                  --------          --------           --------          --------
Net Investment Income (Loss) ............................             (558)            2,964             (1,342)            3,531
                                                                  --------          --------           --------          --------
Net Realized and Unrealized
    Gain (Loss) on Investments (Note 1):
    Net realized gain (loss) on investments .............               --                58              1,218              (149)
    Net unrealized appreciation
      (depreciation) of investments .....................            1,659             4,450             38,344            (2,408)
                                                                  --------          --------           --------          --------
Net Realized and Unrealized
    Gain (Loss) on Investments ..........................            1,659             4,508             39,562            (2,557)
                                                                  --------          --------           --------          --------
Net Increase (Decrease) in Net Assets
    Resulting From Operations ...........................         $  1,101          $  7,472           $ 38,220          $    974
                                                                  ========          ========           ========          ========

The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Investment Company
                                                 -----------------------------------------------------------------------------------
                                                      Money Market Fund            All America Fund            Equity Index Fund
                                                 ---------------------------   --------------------------  -------------------------
                                                 For The Six     For The       For The Six     For The     For The Six     For The
                                                 Months Ended    Year Ended    Months Ended  Year Ended    Months Ended   Year Ended
                                                 June 30, 2004  December 31,  June 30, 2004  December 31,  June 3, 2004    December
                                                  (Unaudited)       2003        (Unaudited)      2003       (Unaudited)    31, 2003
                                                 ------------   ------------   ------------  ------------  ----------    -----------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment income (loss) ...............   $    (203)   $    (232)       $  (4,975)    $  (2,242)   $  (4,594)    $   2,146
    Net realized gain (loss) on investments ....         (36)         (62)         (26,161)      (74,806)      (4,642)       (9,174)
    Net unrealized appreciation (depreciation)
      of investments ...........................          93           35           34,036       266,358       30,224       162,688
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets Resulting
      from Operations ..........................        (146)        (259)           2,900       189,310       20,988       155,660
                                                   ---------    ---------        ---------     ---------    ---------     ---------
From Unit Transactions:
    Contributions ..............................       3,250       41,831          107,851       166,946       59,896       109,044
    Withdrawals ................................          --          (13)          (5,446)       (7,656)      (7,445)       (4,332)
    Net Transfers ..............................      (2,839)     (40,493)        (102,589)     (169,381)     (31,703)      (36,000)
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) from Unit Transactions .         411        1,325             (184)      (10,091)      20,748        68,712
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets ..........         265        1,066            2,716       179,219       41,736       224,372
Net Assets:
Beginning of Period/Year .......................      14,896       13,830          767,888       588,669      755,730       531,358
                                                   ---------    ---------        ---------     ---------    ---------     ---------
End of Period/Year .............................   $  15,161    $  14,896        $ 770,604     $ 767,888    $ 797,466     $ 755,730
                                                   =========    =========        =========     =========    =========     =========


                                                                                   Investment Company
                                                 -----------------------------------------------------------------------------------
                                                       Mid-Cap Equity
                                                        Index Fund                      Bond Fund             Short-Term Bond Fund
                                                 ---------------------------   --------------------------  -------------------------
                                                 For The Six     For The       For The Six     For The     For The Six     For The
                                                 Months Ended    Year Ended    Months Ended  Year Ended    Months Ended   Year Ended
                                                 June 30, 2004  December 31,  June 30, 2004  December 31,  June 3, 2004    December
                                                  (Unaudited)      2003        (Unaudited)      2003       (Unaudited)    31, 2003
                                                 ------------   ------------   ------------  ------------  ----------    -----------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment income (loss) ...............   $  (2,819)   $     198        $    (592)    $   1,610    $     (54)    $      59
    Net realized gain (loss) on investments ....       1,443       (1,282)            (151)          (56)          (3)           27
    Net unrealized appreciation (depreciation)
      of investments ...........................      32,361      136,853              534           698           31          (109)
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets Resulting
      from Operations ..........................      30,985      135,769             (209)        2,252          (26)          (23)
                                                   ---------    ---------        ---------     ---------    ---------     ---------
From Unit Transactions:
    Contributions ..............................      50,399       72,359            7,967        15,953          793         1,447
    Withdrawals ................................          --           --           (2,931)       (2,380)          --          (103)
    Net Transfers ..............................      15,519       (3,816)          (9,923)      (11,850)        (613)       (2,602)
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) from Unit Transactions .      65,918       68,543           (4,887)        1,723          180        (1,258)
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets ..........      96,903      204,312           (5,096)        3,975          154        (1,281)
Net Assets:
Beginning of Period/Year .......................     555,418      351,106           54,253        50,278        5,484         6,765
                                                   ---------    ---------        ---------     ---------    ---------     ---------
End of Period/Year .............................   $ 652,321    $ 555,418        $  49,157     $  54,253    $   5,638     $   5,484
                                                   =========    =========        =========     =========    =========     =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   Investment Company
                                                 -----------------------------------------------------------------------------------
                                                     Mid-Term Bond Fund             Composite Fund          Aggressive Equity Fund
                                                 ---------------------------   --------------------------  -------------------------
                                                 For The Six     For The       For The Six     For The     For The Six     For The
                                                 Months Ended    Year Ended    Months Ended  Year Ended    Months Ended   Year Ended
                                                 June 30, 2004  December 31,  June 30, 2004  December 31,  June 3, 2004    December
                                                  (Unaudited)       2003        (Unaudited)      2003       (Unaudited)    31, 2003
                                                 ------------   ------------   ------------  ------------  ----------    -----------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment income (loss) ...............   $    (275)   $   1,058        $  (1,925)    $   1,540    $  (3,327)    $  (5,294)
    Net realized gain (loss) on investments ....          41          490           (4,034)       (8,801)      (3,953)       (6,976)
    Net unrealized appreciation (depreciation)
      of investments ...........................        (167)      (1,056)           5,611        35,506      (26,467)      175,585
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets Resulting
      from Operations ..........................        (401)         492             (348)       28,245      (33,747)      163,315
                                                   ---------    ---------        ---------     ---------    ---------     ---------
From Unit Transactions:
    Contributions ..............................       3,898        8,579           40,579        56,826       41,739        71,614
    Withdrawals ................................          --           --           (2,006)       (5,256)      (7,485)       (8,850)
    Net Transfers ..............................      (7,204)     (13,835)         (32,500)      (38,838)     (29,213)      (13,037)
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) from Unit Transactions .      (3,306)      (5,256)           6,073        12,732        5,041        49,727
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets ..........      (3,707)      (4,764)           5,725        40,977      (28,706)      213,042
Net Assets:
Beginning of Period/Year .......................      37,107       41,871          207,231       166,254      611,383       398,341
                                                   ---------    ---------        ---------     ---------    ---------     ---------
End of Period/Year .............................   $  33,400    $  37,107        $ 212,956     $ 207,231    $ 582,677     $ 611,383
                                                   =========    =========        =========     =========    =========     =========

                                                                                   Investment Company
                                                ------------------------------------------------------------------------------------
                                                Conservative Allocation Fund   Moderate Allocation Fund  Aggressive Allocation Fund
                                                ----------------------------   --------------------------  -------------------------
                                                For The Six      For The       For The Six     For The     For The Six     For The
                                                Months Ended    Year Ended     Months Ended  Year Ended    Months Ended   Year Ended
                                                June 30, 2004   December 31,  June 30, 2004  December 31,  June 3, 2004    December
                                                 (Unaudited)        2003        (Unaudited)      2003       (Unaudited)    31, 2003
                                                -------------   ------------   ------------  ------------  ----------    -----------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment income (loss) ...............   $      --    $      20       $       --     $       9    $     (51)    $     162
    Net realized gain (loss) on investments ....          --           --                1            --          434            13
    Net unrealized appreciation (depreciation)
      of investments ...........................           5           (7)               8            10         (181)          528
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets Resulting
      from Operations ..........................           5           13                9            19          202           703
                                                   ---------    ---------        ---------     ---------    ---------     ---------
From Unit Transactions:
    Contributions ..............................         733          431              330           193        1,817         1,420
    Withdrawals ................................          --           --               --            --           --            --
    Net Transfers ..............................        (976)          99              (35)           72       (6,013)        7,234
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) from Unit Transactions .        (243)         530              295           265       (4,196)        8,654
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets ..........        (238)         543              304           284       (3,994)        9,357
Net Assets:
Beginning of Period/Year .......................         543           --              284            --        9,357            --
                                                   ---------    ---------        ---------     ---------    ---------     ---------
End of Period/Year .............................   $     305    $     543        $     588     $     284    $   5,363     $   9,357
                                                   =========    =========        =========     =========    =========     =========

----------
(a)   Commenced operations May 20, 2003.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                                      Scudder
                                                ------------------------------------------------------------------------------------
                                                          Bond Fund                 Capital Growth Fund      International Fund
                                                ----------------------------   --------------------------  -------------------------
                                                For The Six      For The       For The Six     For The     For The Six     For The
                                                Months Ended    Year Ended     Months Ended  Year Ended    Months Ended   Year Ended
                                                June 30, 2004   December 31,  June 30, 2004  December 31,  June 3, 2004    December
                                                 (Unaudited)        2003        (Unaudited)      2003       (Unaudited)    31, 2003
                                                -------------   ------------   ------------  ------------  ----------    -----------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment income (loss) ...............   $     560    $     362       $      865     $  (4,100)   $   1,950     $    (355)
    Net realized gain (loss) on investments ....          (1)           8           (2,905)       (4,404)      (1,147)       (1,536)
    Net unrealized appreciation (depreciation)
      of investments ...........................        (724)         155           32,182       197,914        2,463        45,978
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets
      Resulting from Operations ................        (165)         525           30,142       189,410        3,266        44,087
                                                   ---------    ---------        ---------     ---------    ---------     ---------
From Unit Transactions:
    Contributions ..............................       3,283        5,484           73,778       117,059       13,297        23,056
    Withdrawals ................................        (998)      (1,006)          (4,527)       (9,153)      (1,310)       (4,384)
    Net Transfers ..............................      (2,082)      (2,460)          (9,952)       (5,535)       5,267          (550)
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) from Unit
    Transactions ...............................         203        2,018           59,299       102,371       17,254        18,122
                                                   ---------    ---------        ---------     ---------    ---------     ---------
Net Increase (Decrease) in Net Assets ..........          38        2,543           89,441       291,781       20,520        62,209
Net Assets:
Beginning of Period/Year .......................      19,556       17,013          961,789       670,008      212,821       150,612
                                                   ---------    ---------        ---------     ---------    ---------     ---------
End of Period/Year .............................   $  19,594    $  19,556       $1,051,230     $ 961,789    $ 233,341     $ 212,821
                                                   =========    =========        =========     =========    =========     =========


                                                      American Century                    Calvert
                                                ----------------------------   --------------------------
                                               VP Capital Appreciation Fund       Social Balanced Fund
                                                ----------------------------   --------------------------
                                                For The Six      For The       For The Six     For The
                                                Months Ended    Year Ended     Months Ended  Year Ended
                                                June 30, 2004   December 31,  June 30, 2004  December 31,
                                                 (Unaudited)        2003        (Unaudited)      2003
                                                -------------   ------------   ------------  ------------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment income ......................   $    (639)   $  (1,136)      $    (558)     $     121
    Net realized gain (loss) on investments ....          --       (4,766)             --           (444)
    Net unrealized appreciation (depreciation)
      of investments ...........................       3,919       26,813           1,659          9,525
                                                   ---------    ---------       ---------      ---------
Net Increase (Decrease) in Net Assets Resulting
      from Operations ..........................       3,280       20,911           1,101          9,202
                                                   ---------    ---------       ---------      ---------
From Unit Transactions:
    Contributions ..............................       6,081       11,255           6,989         12,635
    Withdrawals ................................        (606)      (3,054)           (196)        (2,029)
    Net Transfers ..............................      (2,511)      (7,786)         (4,363)        (6,820)
                                                   ---------    ---------       ---------      ---------
Net Increase (Decrease) from Unit Transactions .       2,964          415           2,430          3,786
                                                   ---------    ---------       ---------      ---------
Net Increase (Decrease) in Net Assets ..........       6,244       21,326           3,531         12,988
Net Assets:
Beginning of Period/Year .......................     126,711      105,385          64,117         51,129
                                                   ---------    ---------       ---------      ---------
End of Period/Year .............................   $ 132,955    $ 126,711       $  67,648      $  64,117
                                                   =========    =========       =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 Fidelity
                                         ------------------------------------------------------------------------------------------
                                                       VIP                         VIP II                         VIP II
                                              Equity-Income Fund                Contra Fund                  Asset Manager Fund
                                         -----------------------------  ---------------------------    ----------------------------
                                          For the Six        For the     For the Six      For the       For the Six      For the
                                          Months Ended     Year Ended    Months Ended    Year Ended     Months Ended    Year Ended
                                         June 30, 2004    December 31,  June 30, 2004   December 31,   June 30, 2004   December 31,
                                          (Unaudited)         2003       (Unaudited)        2003        (Unaudited)        2003
                                         -------------    ------------  -------------   ------------   -------------   ------------
Increase (Decrease) in Net Assets:
From Operations:
    Net investment
      income (loss) .....................   $   2,964      $    (431)    $  (1,342)      $  (3,811)      $   3,531      $   3,391
    Net realized gain (loss)
      on investments ....................          58           (432)        1,218         (16,978)           (149)          (865)
    Net unrealized appreciation
      (depreciation) of investments .....       4,450         62,613        38,344         170,533          (2,408)        23,803
                                            ---------      ---------     ---------       ---------       ---------      ---------
Net Increase (Decrease) in Net Assets
    Resulting from Operations ...........       7,472         61,750        38,220         149,744             974         26,329
                                            ---------      ---------     ---------       ---------       ---------      ---------
From Unit Transactions:
    Contributions .......................      28,952         50,560        51,801          82,894          11,265         29,875
    Withdrawals .........................      (3,133)        (3,468)       (4,495)        (20,154)         (1,154)       (12,563)
    Net Transfers .......................     (16,091)       (21,751)      (45,202)       (105,618)        (14,341)       (18,306)
                                            ---------      ---------     ---------       ---------       ---------      ---------
Net Increase (Decrease) from Unit
    Transactions ........................       9,728         25,341         2,104         (42,878)         (4,230)          (994)
                                            ---------      ---------     ---------       ---------       ---------      ---------
Net Increase (Decrease) in Net Assets ...      17,200         87,091        40,324         106,866          (3,256)        25,335
Net Assets:
Beginning of Period/Year ................     287,822        200,731       680,609         573,743         184,674        159,339
                                            ---------      ---------     ---------       ---------       ---------      ---------
End of Period/Year ......................   $ 305,022      $ 287,822     $ 720,933       $ 680,609       $ 181,418      $ 184,674
                                            =========      =========     =========       =========       =========      =========

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                              FINANCIAL HIGHLIGHTS

      Pursuant to the provisions of the AICPA Audit and Accounting Guide for Investment Companies ("Guide"), disclosure of per unit data and other supplemental data is presented in the form of a financial highlights section accompanying the financial statements. The Guide requires the data be presented for fiscal years beginning after December 15, 2000. Consequently, the financial highlights section which follows limits the required disclosures to the six months ended June 30, 2004 and the years ended December 31, 2003, 2002 and 2001.

                                                                                  Investment Company
                                                               -------------------------------------------------------
                                                                                   Money Market Fund
                                                               -------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................    $  2.30      $  2.30    $  2.28    $  2.22    $  2.13
                                                                  =======      =======    =======    =======    =======
Unit value, end of period/year ...............................    $  2.30      $  2.30    $  2.30    $  2.28    $  2.22
                                                                  =======      =======    =======    =======    =======
Units outstanding, beginning of period/year (1) ..............      6,477        6,019      5,020      8,275
Units Issued (1) .............................................      2,003        2,856      3,043      2,474
Units Redeemed (1) ...........................................     (1,890)      (2,398)    (2,044)    (5,729)
                                                                  -------      -------    -------    -------
Units Outstanding, end of period/year ........................      6,590        6,477      6,019      5,020      8,275
                                                                  =======      =======    =======    =======    =======
Net Assets (1) ...............................................    $15,161      $14,896    $13,830    $11,469
                                                                  =======      =======    =======    =======
Expense Ratio (A)(1) .........................................      0.90%        0.90%      0.90%      0.90%
                                                                  =======      =======    =======    =======
Investment Income Ratio (B)(1) ...............................         --         1.1%       1.7%       3.8%
                                                                  =======      =======    =======    =======
Total Return (C)(1) ..........................................       0.1%         0.1%       0.6%       3.0%
                                                                  =======      =======    =======    =======


                                                                                  Investment Company
                                                               -------------------------------------------------------
                                                                                   All America Fund
                                                               -------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $   7.85     $   5.96   $   7.74   $   9.46   $  10.97
                                                                 ========     ========   ========   ========   ========
Unit value, end of period/year ...............................   $   7.91     $   7.85   $   5.96   $   7.74   $   9.46
                                                                 ========     ========   ========   ========   ========
Units outstanding, beginning of period/year (1) ..............     97,811       98,846    112,867    115,511
Units Issued (1) .............................................     14,929       30,163     29,776     44,187
Units Redeemed (1) ...........................................    (15,316)     (31,198)   (43,797)   (46,831)
                                                                 --------     --------   --------   --------
Units Outstanding, end of period/year ........................     97,424       97,811     98,846    112,867    115,511
                                                                 ========     ========   ========   ========   ========
Net Assets (1) ...............................................   $770,604     $767,888   $588,669   $873,831
                                                                 ========     ========   ========   ========
Expense Ratio (A)(1) .........................................      0.90%        0.90%      0.90%      0.90%
                                                                 ========     ========   ========   ========
Investment Income Ratio (B)(1) ...............................         --         0.8%       0.8%       0.4%
                                                                 ========     ========   ========   ========
Total Return (C)(1) ..........................................       0.8%        31.8%     -23.1%     -18.1%
                                                                 ========     ========   ========   ========

                                                                                  Investment Company
                                                               -------------------------------------------------------
                                                                                   Equity Index Fund
                                                               -------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................    $   2.62    $   2.06   $   2.67   $   3.07   $   3.48
                                                                  ========    ========   ========   ========   ========
Unit value, end of period/year ...............................    $   2.70    $   2.62   $   2.06   $   2.67   $   3.07
                                                                  ========    ========   ========   ========   ========
Units outstanding, beginning of period/year (1) ..............     288,018     257,511    234,984    208,558
Units Issued (1) .............................................      24,539      58,577     80,427     88,695
Units Redeemed (1) ...........................................     (17,209)    (28,070)   (57,900)   (62,169)
                                                                   --------    --------   --------   --------
Units Outstanding, end of period/year ........................     295,348     288,018    257,511    234,984    208,558
                                                                  ========    ========   ========   ========   ========
Net Assets (1) ...............................................    $797,466    $755,730   $531,358   $628,387
                                                                  ========    ========   ========   ========
Expense Ratio (A)(1) .........................................       0.90%       0.90%      0.90%      0.90%
                                                                  ========    ========   ========   ========
Investment Income Ratio (B)(1) ...............................          --        1.5%       1.6%       3.4%
                                                                  ========    ========   ========   ========
Total Return (C)(1) ..........................................        2.9%       27.2%     -22.8%     -13.0%
                                                                  ========    ========   ========   ========


                                                                                     Investment Company
                                                               ------------------------------------------------------------
                                                                                  Mid-Cap Equity Index Fund
                                                               ------------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002         001        2000*
-------------------                                              -----------   -------    -------     -------     -------
Unit value, beginning of period/year .........................    $   1.41    $   1.05    $   1.25    $   1.28    $   1.25
                                                                  ========    ========    ========    ========    ========
Unit value, end of period/year ...............................    $   1.49    $   1.41    $   1.05    $   1.25    $   1.28
                                                                  ========    ========    ========    ========    ========
Units outstanding, beginning of period/year (1) ..............     393,107     333,023     273,759     199,856
Units Issued (1) .............................................      54,302      71,911      87,067      99,881
Units Redeemed (1) ...........................................      (9,962)    (11,827)    (27,803)    (25,978)
                                                                  --------    --------    --------    --------
Units Outstanding, end of period/year ........................     437,447     393,107     333,023     273,759     199,856
                                                                  ========    ========    ========    ========    ========
Net Assets (1) ...............................................    $652,321    $555,418    $351,106    $343,399
                                                                  ========    ========    ========    ========
Expense Ratio (A)(1) .........................................       0.90%       0.90%       0.90%       0.90%
                                                                  ========    ========    ========    ========
Investment Income Ratio (B)(1) ...............................          --        1.0%        1.8%        2.7%
                                                                  ========    ========    ========    ========
Total Return (C)(1) ..........................................        5.5%       34.0%     -16.0%       -2.0%
                                                                  ========    ========    ========    ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                  Investment Company
                                                               --------------------------------------------------------
                                                                                      Bond Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001      2000*
-------------------                                              -----------   -------    -------    -------   -------
Unit value, beginning of period/year .........................     $  3.99    $  3.78    $  3.57    $  3.31    $ 3.17
                                                                   =======    =======    =======    =======    ======
Unit value, end of period/year ...............................     $  4.00    $  3.99    $  3.78    $  3.57    $ 3.31
                                                                   =======    =======    =======    =======    ======
Units outstanding, beginning of period/year (1) ..............      13,580     13,313     12,500      9,131
Units Issued (1) .............................................       2,453      5,258      7,469      8,286
Units Redeemed (1) ...........................................      (3,744)    (4,991)    (6,656)    (4,917)
                                                                   -------    -------    -------    -------
Units Outstanding, end of period/year ........................      12,289     13,580     13,313     12,500     9,131
                                                                   =======    =======    =======    =======    ======
Net Assets (1) ...............................................     $49,157    $54,253    $50,278    $44,614
                                                                   =======    =======    =======    =======
Expense Ratio (A)(1) .........................................       0.90%      0.90%      0.90%      0.90%
                                                                   =======    =======    =======    =======
Investment Income Ratio (B)(1) ...............................          --       5.2%       8.5%      10.2%
                                                                   =======    =======    =======    =======
Total Return (C)(1) ..........................................        0.1%       5.8%       5.8%       7.8%
                                                                   =======    =======    =======    =======


                                                                                  Investment Company
                                                               --------------------------------------------------------
                                                                                      Bond Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $ 1.53       $  1.52    $  1.46    $  1.37     $ 1.30
                                                                 ======       =======    =======    =======     ======
Unit value, end of period/year ...............................   $ 1.53       $  1.53    $  1.52    $  1.46     $ 1.37
                                                                 ======       =======    =======    =======     ======
Units outstanding, beginning of period/year (1) ..............    3,588         4,463      3,204      2,979
Units Issued (1) .............................................      578         1,079      2,617      1,947
Units Redeemed (1) ...........................................     (479)       (1,954)    (1,358)    (1,722)
                                                                 ------       -------    -------    -------
Units Outstanding, end of period/year ........................    3,687         3,588      4,463      3,204      2,979
                                                                 ======       =======    =======    =======     ======
Net Assets (1) ...............................................   $5,638       $ 5,484    $ 6,765    $ 4,652
                                                                 ======       =======    =======    =======
Expense Ratio (A)(1) .........................................    0.90%         0.90%      0.90%      0.90%
                                                                 ======       =======    =======    =======
Investment Income Ratio (B)(1) ...............................       --          3.0%       3.3%       5.5%
                                                                 ======       =======    =======    =======
Total Return (C)(1) ..........................................     0.1%          0.8%       4.1%       6.5%
                                                                 ======       =======    =======    =======


                                                                                  Investment Company
                                                               --------------------------------------------------------
                                                                                  Mid-Term Bond Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $  1.67    $   1.64    $  1.51    $  1.38      $ 1.34
                                                                 =======    ========    =======    =======      ======
Unit value, end of period/year ...............................   $  1.65    $   1.67    $  1.64    $  1.51      $ 1.38
                                                                 =======    ========    =======    =======      ======
Units outstanding, beginning of period/year (1) ..............    22,265      25,589      5,767      3,205
Units Issued (1) .............................................     2,436       6,692     24,344      4,689
Units Redeemed (1) ...........................................    (4,469)    (10,016)    (4,522)    (2,127)
                                                                 -------    --------    -------    -------
Units Outstanding, end of period/year ........................    20,232      22,265     25,589      5,767       3,205
                                                                 =======    ========    =======    =======      ======
Net Assets (1) ...............................................   $33,400    $ 37,107    $41,871    $ 8,682
                                                                 =======    ========    =======    =======
Expense Ratio (A)(1) .........................................     0.90%       0.90%      0.90%      0.90%
                                                                 =======    ========    =======    =======
Investment Income Ratio (B)(1) ...............................        --        4.0%       5.4%       4.0%
                                                                 =======    ========    =======    =======
Total Return (C)(1) ..........................................     -0.9%        1.9%       8.7%       9.5%
                                                                 =======    ========    =======    =======


                                                                                  Investment Company
                                                               -----------------------------------------------------------
                                                                                    Composite Fund
                                                               -----------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)     2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $   5.23     $   4.46    $   4.87    $   5.52    $  5.80
                                                                 ========     ========    ========    ========    =======
Unit value, end of period/year ...............................   $   5.26     $   5.23    $   4.46    $   4.87    $  5.52
                                                                 ========     ========    ========    ========    =======
Units outstanding, beginning of period/year (1) ..............     39,610       37,237      34,777      32,563
Units Issued (1) .............................................      8,175       13,636      16,351      22,937
Units Redeemed (1) ...........................................     (7,283)     (11,263)    (13,891)    (20,723)
                                                                 --------     --------    --------    --------
Units Outstanding, end of period/year ........................     40,502       39,610      37,237      34,777     32,563
                                                                 ========     ========    ========    ========    =======
Net Assets (1) ...............................................   $212,956     $207,231    $166,254    $169,448
                                                                 ========     ========    ========    ========
Expense Ratio (A)(1) .........................................      0.90%        0.90%       0.90%       0.90%
                                                                 ========     ========    ========    ========
Investment Income Ratio (B)(1) ...............................         --         2.6%       -3.5%         7.6%
                                                                 ========     ========    ========    ========
Total Return (C)(1) ..........................................       0.5%        17.2%       -8.3%      -11.8%
                                                                 ========     ========    ========    ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                  Investment Company
                                                               -------------------------------------------------------
                                                                                Aggressive Equity Fund
                                                               -------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $   2.69    $   1.95   $   2.47    $   2.79  $   3.20
                                                                 ========    ========   ========    ========  ========
Unit value, end of period/year ...............................   $   2.55    $   2.69   $   1.95    $   2.47  $   2.79
                                                                 ========    ========   ========    ========  ========
Units outstanding, beginning of period/year (1) ..............    227,130     204,400    200,960     173,281
Units Issued (1) .............................................     20,294      44,210     50,916      59,555
Units Redeemed (1) ...........................................    (18,547)    (21,480)   (47,476)    (31,876)
                                                                 --------    --------   --------    --------
Units Outstanding, end of period/year ........................    228,877     227,130    204,400     200,960   173,281
                                                                 ========    ========   ========    ========  ========
Net Assets (1) ...............................................   $582,677    $611,383   $398,341    $496,849
                                                                 ========    ========   ========    ========
Expense Ratio (A)(1) .........................................      0.90%       0.90%      0.90%       0.90%
                                                                 ========    ========   ========    ========
Investment Income Ratio (B)(1) ...............................         --          --         --        0.5%
                                                                 ========    ========   ========    ========
Total Return (C)(1) ..........................................      -5.4%       38.1%     -21.2%      -11.4%
                                                                 ========    ========   ========    ========


                                                                         Investment Company
                                          ------------------------------------------------------------------------------------
                                                  Conservative                 Moderate                    Aggressive
                                                Allocation Fund            Allocation Fund               Allocation Fund
                                          ---------------------------  --------------------------   --------------------------
                                          Six Months                   Six Months                    Six Months
                                            Ended          Period        Ended        Period           Ended        Period
                                           June 30,         Ended       June 30,       Ended          June 30,       Ended
                                             2004        December 31,     2004       December 31,       2004      December 31,
                                          (Unaudited)       2003**     (Unaudited)      2003**       (Unaudited)     2003**
                                          ------------   ------------  -----------   ------------    -----------  ------------
SELECTED PER UNIT AND
SUPPLEMENTARY DATA:
Unit value, beginning of period ........    $ 1.05         $ 1.00        $ 1.11         $ 1.00        $  1.19        $ 1.00
                                            ======         ======        ======         ======        =======        ======
Unit value, end of period ..............    $ 1.05         $ 1.05        $ 1.13         $ 1.11        $  1.21        $ 1.19
                                            ======         ======        ======         ======        =======        ======
Units outstanding, beginning
  of period (1) ........................       518             --           256             --          7,889            --
Units Issued (1) .......................       714            518           351            282          1,779         8,230
Units Redeemed (1) .....................      (941)            --           (88)           (26)        (5,231)         (341)
Units Outstanding, end
  of period ............................       291            518           519            256          4,437         7,889
                                            ------         ------        ------         ------        -------        ------
Net Assets (1) .........................    $  305         $  543        $  588         $  284        $ 5,363        $9,357
                                            ======         ======        ======         ======        =======        ======
Expense Ratio (A)(1) ...................     0.90%          0.90%         0.90%          0.90%          0.90%         0.90%
                                            ======         ======        ======         ======        =======        ======
Investment Income Ratio (B)(1) .........        --          17.8%(D)         --           8.9%(D)          --          6.6%(D)
                                            ======         ======        ======         ======        =======        ======
Total Return (C)(1) ....................      0.2%           4.7%          1.9%          11.1%           1.9%         18.6%
                                            ======         ======        ======         ======        =======        ======

----------
*     Commenced operations April 3, 2000.

**    Commenced operations May 20, 2003.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(D)   Annualized.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Continued)

                                                                                        Scudder
                                                               --------------------------------------------------------
                                                                                       Bond Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $ 16.22     $ 15.58     $ 14.60     $ 13.94     $12.97
                                                                 =======     =======     =======     =======     ======
Unit value, end of period/year ...............................   $ 16.23     $ 16.22     $ 15.58     $ 14.60     $13.94
                                                                 =======     =======     =======     =======     ======
Units outstanding, beginning of period/year (1) ..............     1,206       1,092         906         529
Units Issued (1) .............................................       202         413         591         638
Units Redeemed (1) ...........................................      (201)       (299)       (405)       (261)
                                                                 -------     -------     -------     -------
Units Outstanding, end of period/year ........................     1,207       1,206       1,092         906        529
                                                                 =======     =======     =======     =======     ======
Net Assets (1) ...............................................   $19,594     $19,556     $17,013     $13,233
                                                                 =======     =======     =======     =======
Expense Ratio (A)(1) .........................................     0.90%       0.90%       0.90%       0.90%
                                                                 =======     =======     =======     =======
Investment Income Ratio (B)(1) ...............................      4.1%        4.0%        6.1%        3.9%
                                                                 =======     =======     =======     =======
Total Return (C)(1) ..........................................      0.1%        4.1%        6.7%        4.8%
                                                                 =======     =======     =======     =======

                                                                                        Scudder
                                                               --------------------------------------------------------
                                                                                  Capital Growth Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................  $    30.30   $  24.10    $  34.34   $  42.97   $  49.54
                                                                ==========   ========    ========   ========   ========
Unit value, end of period/year ...............................  $    31.25   $  30.30    $  24.10   $  34.34   $  42.97
                                                                ==========   ========    ========   ========   ========
Units outstanding, beginning of period/year (1) ..............      31,737     27,801      24,693     21,974
Units Issued (1) .............................................       2,608      5,036       5,272      4,923
Units Redeemed (1) ...........................................        (704)    (1,100)     (2,164)    (2,204)
                                                                ----------   --------    --------   --------
Units Outstanding, end of period/year ........................      33,641     31,737      27,801     24,693     21,974
                                                                ==========   ========    ========   ========   ========
Net Assets (1) ...............................................  $1,051,230   $961,789    $670,008   $847,963
                                                                ==========   ========    ========   ========
Expense Ratio (A)(1) .........................................       0.90%      0.90%       0.90%      0.90%
                                                                ==========   ========    ========   ========
Investment Income Ratio (B)(1) ...............................        0.5%       0.4%        0.3%      13.8%
                                                                ==========   ========    ========   ========
Total Return (C)(1) ..........................................        3.1%      25.7%      -29.8%     -20.1%
                                                                ==========   ========    ========   ========

                                                                                       Scudder
                                                               --------------------------------------------------------
                                                                                  International Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................    $  14.05   $  11.10   $  13.72   $  20.02   $  25.18
                                                                  ========   ========   ========   ========   ========
Unit value, end of period/year ...............................    $  14.29   $  14.05   $  11.10   $  13.72   $  20.02
                                                                  ========   ========   ========   ========   ========
Units outstanding, beginning of period/year (1) ..............      15,148     13,572     12,459     11,288
Units Issued (1) .............................................       1,660      2,359      2,838      3,714
Units Redeemed (1) ...........................................        (481)      (783)    (1,725)    (2,543)
                                                                  --------   --------   --------   --------
Units Outstanding, end of period/year ........................      16,327     15,148     13,572     12,459     11,288
                                                                  ========   ========   ========   ========   ========
Net Assets (1) ...............................................    $233,341   $212,821   $150,612   $170,911
                                                                  ========   ========   ========   ========
Expense Ratio (A)(1) .........................................       0.90%      0.90%      0.90%      0.90%
                                                                  ========   ========   ========   ========
Investment Income Ratio (B)(1) ...............................        0.8%       0.8%       0.8%      23.1%
                                                                  ========   ========   ========   ========
Total Return (C)(1) ..........................................        1.7%      26.6%     -19.1%     -31.5%
                                                                  ========   ========   ========   ========


                                                                                   American Century
                                                               --------------------------------------------------------
                                                                              VP Capital Appreciation Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001      2000*
-------------------                                              -----------   -------    -------    -------   -------
Unit value, beginning of period/year .........................    $  12.59   $  10.52   $  13.44   $  18.82    $20.62
                                                                  ========   ========   ========   ========    ======
Unit value, end of period/year ...............................    $  12.94   $  12.59   $  10.52   $  13.44    $18.82
                                                                  ========   ========   ========   ========    ======
Units outstanding, beginning of period/year (1) ..............      10,061     10,015      9,580      8,928
Units Issued (1) .............................................         519      1,291      1,844      3,198
Units Redeemed (1) ...........................................        (306)    (1,245)    (1,409)    (2,546)
                                                                  --------   --------   --------   --------
Units Outstanding, end of period/year ........................      10,274     10,061     10,015      9,580     8,928
                                                                  ========   ========   ========   ========    ======
Net Assets (1) ...............................................    $132,955   $126,711   $105,385   $128,755
                                                                  ========   ========   ========   ========
Expense Ratio (A)(1) .........................................       0.65%      0.65%      0.65%      0.70%
                                                                  ========   ========   ========   ========
Investment Income Ratio (B)(1) ...............................          --         --         --      37.5%
                                                                  ========   ========   ========   ========
Total Return (C)(1) ..........................................        2.8%      19.7%     -21.7%     -28.6%
                                                                  ========   ========   ========   ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                        FINANCIAL HIGHLIGHTS (Concluded)

                                                                                        Calvert
                                                               --------------------------------------------------------
                                                                                  Social Balanced Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................    $  3.07       $  2.59   $  2.98    $  3.23   $   3.46
                                                                  =======       =======   =======    =======   ========
Unit value, end of period/year ...............................    $  3.13       $  3.07   $  2.59    $  2.98   $   3.23
                                                                  =======       =======   =======    =======   ========
Units outstanding, beginning of period/year (1) ..............     20,898        19,705    22,799     17,452
Units Issued (1) .............................................      2,286         5,996     6,840     11,598
Units Redeemed (1) ...........................................     (1,589)       (4,803)   (9,934)    (6,251)
                                                                  -------       -------   -------    -------
Units Outstanding, end of period/year ........................     21,595        20,898    19,705     22,799     17,452
                                                                  =======       =======   =======    =======   ========
Net Assets (1) ...............................................    $67,648       $64,117   $51,129    $67,947
                                                                  =======       =======   =======    =======
Expense Ratio (A)(1) .........................................      0.90%         0.90%     0.90%      0.90%
                                                                  =======       =======   =======    =======
Investment Income Ratio (B)(1) ...............................         --          2.0%      2.4%       6.2%
                                                                  =======       =======   =======    =======
Total Return (C)(1) ..........................................       2.1%         18.2%    -12.9%      -7.8%
                                                                  =======       =======   =======    =======

                                                                                        Fidelity
                                                               --------------------------------------------------------
                                                                                 VIP Equity-Income Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $  34.76    $  26.89   $  32.63   $  34.61     $31.31
                                                                 ========    ========   ========   ========     ======
Unit value, end of period/year ...............................   $  35.83    $  34.76   $  26.89   $  32.63     $34.61
                                                                 ========    ========   ========   ========     ======
Units outstanding, beginning of period/year (1) ..............      8,280       7,466      7,456      6,455
Units Issued (1) .............................................        966       2,382      3,087      3,144
Units Redeemed (1) ...........................................       (732)     (1,568)    (3,077)    (2,143)
                                                                 --------    --------   --------   --------
Units Outstanding, end of period/year ........................      8,514       8,280      7,466      7,456      6,455
                                                                 ========    ========   ========   ========     ======
Net Assets (1) ...............................................   $305,022    $287,822   $200,731   $243,305
                                                                 ========    ========   ========   ========
Expense Ratio (A)(1) .........................................      0.80%       0.80%      0.80%      0.80%
                                                                 ========    ========   ========   ========
Investment Income Ratio (B)(1) ...............................       1.9%        1.7%       4.0%       6.2%
                                                                 ========    ========   ========   ========
Total Return (C)(1) ..........................................       3.1%       29.3%     -17.6%      -5.7%
                                                                 ========    ========   ========   ========

                                                                                        Fidelity
                                                               --------------------------------------------------------
                                                                                    VIP II Contra Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................    $  29.66    $  23.27   $  25.88   $  29.73   $ 33.78
                                                                  ========    ========   ========   =========  =======
Unit value, end of period/year ...............................    $  31.41    $  29.66   $  23.27   $  25.88   $ 29.73
                                                                  ========    ========   ========   =========  =======
Units outstanding, beginning of period/year (1) ..............      22,948      24,653     22,828     19,053
Units Issued (1) .............................................       2,025       3,985      5,288      9,044
Units Redeemed (1) ...........................................      (2,019)     (5,690)    (3,463)    (5,269)
                                                                  --------    --------   --------   --------
Units Outstanding, end of period/year ........................      22,954      22,948     24,653     22,828    19,053
                                                                  ========    ========   ========   =========  =======
Net Assets (1) ...............................................    $720,933    $680,609   $573,743   $590,786
                                                                  ========    ========   ========   =========
Expense Ratio (A)(1) .........................................       0.80%       0.80%      0.80%      0.80%
                                                                  ========    ========   ========   =========
Investment Income Ratio (B)(1) ...............................        0.5%        0.5%       0.8%       3.3%
                                                                  ========    ========   ========   =========
Total Return (C)(1) ..........................................        5.9%       27.4%     -10.1%     -12.9%
                                                                  ========    ========   ========   =========

                                                                                        Fidelity
                                                               --------------------------------------------------------
                                                                                VIP II Asset Manager Fund
                                                               --------------------------------------------------------
                                                                 Six Months
                                                                    Ended
                                                                  June 30,              Years Ended December 31,
SELECTED PER UNIT AND                                               2004       ----------------------------------------
SUPPLEMENTARY DATA:                                              (Unaudited)    2003       2002       2001       2000*
-------------------                                              -----------   -------    -------    -------    -------
Unit value, beginning of period/year .........................   $  25.34    $  21.65   $  23.91    $  25.14   $26.89
                                                                 ========    ========   ========    ========   ======
Unit value, end of period/year ...............................   $  25.56    $  25.34   $  21.65    $  23.91   $25.14
                                                                 ========    ========   ========    ========   ======
Units outstanding, beginning of period/year (1) ..............      7,288       7,359      7,270       3,029
Units Issued (1) .............................................        496       1,537      1,750       8,058
Units Redeemed (1) ...........................................       (687)     (1,608)    (1,661)     (3,817)
                                                                 --------    --------   --------    --------
Units Outstanding, end of period/year ........................      7,097       7,288      7,359       7,270    3,029
                                                                 ========    ========   ========    ========   ======
Net Assets (1) ...............................................   $181,418    $184,674   $159,339    $173,863
                                                                 ========    ========   ========    ========
Expense Ratio (A)(1) .........................................      0.80%       0.80%      0.80%       0.80%
                                                                 ========    ========   ========    ========
Investment Income Ratio (B)(1) ...............................       3.6%        3.4%       4.0%        3.3%
                                                                 ========    ========   ========    ========
Total Return (C)(1) ..........................................       0.9%       17.0%      -9.5%       -4.9%
                                                                 ========    ========   ========    ========

----------
*     Commenced operations April 3, 2000.

(1)   Data is presented for fiscal years beginning after December 15, 2000.

(A) This ratio represents the annualized policy expenses of the Separate Account, consisting primarily of administrative, mortality and expense risk charges, for each period indicated. The ratio includes only those expenses that result in a direct reduction to unit values (commonly referred to as Separate Account asset-based charges). Charges made directly to policyowner accounts through the redemption of units and expenses of the underlying fund are excluded.

(B) This amount represents the dividends and other distributions received by the Separate Account fund from the underlying fund, net of the underlying fund's net management fees and expenses, divided by the average net assets. This ratio excludes those expenses, such as Separate Account asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Separate Account fund is affected by the timing of the declaration of dividends by the underlying fund in which the Separate Account fund invests.

(C) This amount represents the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units (such as the cost of insurance and a monthly service charge); inclusion of these expenses in the calculation would result in a reduction in the total return presented.

   The accompanying notes are an integral part of these financial statements.

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
                   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    Significant Accounting Policies and Organization

      Separate Account No. 3 of Mutual of America Life Insurance Company ("the Company") was established in conformity with New York Insurance Law and commenced operations on April 3, 2000 as a unit investment trust. On that date, the following Mutual of America Separate Account No. 3 funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Aggressive Equity Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital
Appreciation Fund, Calvert Social Balanced Fund, Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds. On May 20, 2003 the Conservative Allocation, Moderate Allocation and Aggressive Allocation Funds became available to Separate Account No. 3 as investment alternatives. There are currently twenty investment funds available to Separate Account No. 3. Mutual of America Separate Account No. 3 funds invest in corresponding funds of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Series I ("Scudder"), a fund of American Century Variable Portfolios Inc. ("American Century"), the Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert") and portfolios of Fidelity Variable Insurance Products Funds (collectively, "Fidelity").

      Separate Account No. 3 was formed by the Company to support the operations of the Company's variable universal life insurance policies. The assets of Separate Account No. 3 are the property of the Company. The portion of Separate Account No. 3's assets applicable to the policies will not be charged with liabilities arising out of any other business the Company may conduct.

      The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

      The following is a summary of the significant accounting policies consistently followed by Separate Account No. 3, which are in conformity with accounting principles generally accepted in the United States of America:

      Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective funds and portfolios. Such investments are referred to as "Underlying Funds" of Separate Account No. 3.

      Investment Income -- Dividend distributions made by the Underlying Funds, generally representing a distribution of their accumulated income and capital gains, are recognized as investment income on the ex-dividend dates of each Underlying Fund by each Fund of Separate Account No. 3 and are immediately fully reinvested in additional shares of the Underlying Funds at their respective ex-dividend net asset values. As such, the ultimate affect of the dividend paid to the Funds of Separate Account No. 3 has no impact on their respective unit values.

      Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

      Federal Income Taxes -- Separate Account No. 3 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code. No provision for income taxes is required in the accompanying financial statements.

2.    Investments

      The number of shares owned by Separate Account No. 3 and the respective net asset values (rounded to the nearest cent) per share at June 30, 2004 are as follows:

                                                        Number of    Net Asset
                                                         Shares        Value
                                                        ---------    ---------
      Investment Company Funds:
          Money Market Fund: ......................      12,726       $ 1.19
          All America Fund ........................     360,121         2.14
          Equity Index Fund .......................     395,663         2.02
          Mid-Cap Equity Index Fund ...............     474,569         1.37
          Bond Fund ...............................      37,891         1.30
          Short-Term Bond Fund ....................       5,438         1.04
          Mid-Term Bond Fund ......................      35,054         0.95
          Composite Fund ..........................     150,077         1.42
          Aggressive Equity Fund ..................     354,800         1.64
          Conservative Allocation Fund ............         301         1.02
          Moderate Allocation Fund ................         558         1.11
          Aggressive Allocation Fund ..............       4,465         1.19
      Scudder Portfolios:
          Bond Portfolio ..........................       2,943         6.80
          Capital Growth Portfolio -- Class "A" ...      69,963        15.03
          International Portfolio -- Class "A" ....      28,024         8.34

                    MUTUAL OF AMERICA SEPARATE ACCOUNT NO. 3
             NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

2.    Investments (Continued)

                                                        Number of    Net Asset
                                                         Shares        Value
                                                        ---------    ---------
      American Century VP Capital Appreciation Fund ...   18,054      $ 7.34
      Calvert Social Balanced Portfolio ...............   37,505        1.80
      Fidelity Portfolios:
          Equity-Income -- "Initial" Class ............   12,917       23.55
          Contrafund -- "Initial" Class ...............   29,377       24.51
          Asset Manager -- "Initial" Class ............   12,670       14.26

3.    Expenses

      Administrative Fees and Expenses and Cost of Insurance -- In connection with its administrative functions, the Company deducts daily charges at an annual rate of .40% (except for American Century for which the rate charged is ..15% and each Fidelity fund, for which the rate is .30%) from the value of the net assets of each Fund. Monthly charges equaling the lesser of $2.00 or 1/12 of 1% of account value may also be deducted. The cost of insurance, to compensate the Company for life insurance coverage provided under the policies, is deducted monthly and reflected as net transfers in the accompanying financial statements.

      Mortality and Expense Risk Fees -- The Company assumes the risk that insureds may live for a shorter period of time than estimated for purposes of current or guaranteed cost of insurance rates; for this it deducts daily a mortality risk charge at an annual rate of .35%, from the value of the net assets of each Fund. An expense risk charge, deducted daily, at an annual rate of .15% from the value of the net assets of each Fund, compensates the Company for the risk that administrative expenses incurred will be greater than estimated.

      Effective July 15, 2003, the Investment Company Money Market Fund's annual expenses have been waived to the extent required to prevent the total investment returns, net of separate account expenses, from producing a negative result. This waiver cannot exceed 90%, is not contractual and may be revoked in whole or in part at any time. Upon such revocation, there will be no liability for those expenses which were waived, but the full 0.90% of these expenses may be restored at that time.

Mutual of America
Life Insurance Company

320 Park Avenue
New York, NY 10022-6839
212-224-1600

www.mutualofamerica.com